Accounts and notes receivable (Denominations of gross amounts of account receivable) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Gross amounts of accounts receivable denominated [line items]
Gross amounts of accounts receivable	¥ 44,018,085	¥ 38,371,644
RMB [member]
Gross amounts of accounts receivable denominated [line items]
Gross amounts of accounts receivable	39,818,368	35,113,954
S$ [member]
Gross amounts of accounts receivable denominated [line items]
Gross amounts of accounts receivable	1,177,499	996,686
US$ [member]
Gross amounts of accounts receivable denominated [line items]
Gross amounts of accounts receivable	85,595	21,640
PKR [member]
Gross amounts of accounts receivable denominated [line items]
Gross amounts of accounts receivable	¥ 2,936,623	¥ 2,239,364